May 1, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: File Room

      Re:   AFL-CIO Housing Investment Trust
            File Nos. 2-78066 and 811-3493

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent Post-Effective Amendment to the Registration Statement of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust, which was filed electronically with the SEC via EDGAR on April 30, 2007.



                                                Very truly yours,

                                                /s/ Helen Kanovsky
                                                ------------------

                                                Helen Kanovsky
                                                Chief Operating Officer